EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of earnings per share
Profit (loss) for the year:

	Year ended December 31
	2023	2022	2021
	USD thousands

Profit (loss) for the year	(21,487)	22,737	73,223

Weighted average number of ordinary shares:

	Year ended December 31
	2023	2022	2021
	Shares of NIS 0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings (loss) per share as at December 31	143,589,188	149,937,339	144,493,989

Basic earnings (loss) per share (in USD)	(0.15)	0.15	0.51
Weighted average number of ordinary shares (diluted):

	Year ended December 31
	2023	2022	2021
	Shares of NIS 0.01 par value

Weighted average number of ordinary shares used to calculate basic earnings per share	143,589,188	149,937,339	144,493,989
Effect of share options on issue	-	3,120,304	8,212,903

Weighted average number of ordinary shares used to calculate diluted earnings per share	143,589,188	153,057,643	152,706,892

Diluted earnings per share (in USD)	(0.15)	0.15	0.48